S000009911 [Member] Expense Example - AMG Veritas China Fund	Oct. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	1,719
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	$ 1,483